Reporting entity (Details) - Sify Infinit Spaces Limited [Member] - Top of range [member] ₨ in Millions	Oct. 17, 2025 INR (₨)
Disclosure of subsidiaries [line items]
IPO expected equity shares issue aggregate amount	₨ 25,000
Existing and eligible shareholders [Member]
Disclosure of subsidiaries [line items]
IPO expected equity shares issue aggregate amount	₨ 12,000